Average Annual Total Returns - FidelityGlobalEquityIncomeFund-AMCIZPRO - FidelityGlobalEquityIncomeFund-AMCIZPRO - Fidelity Global Equity Income Fund	Oct. 04, 2024
Fidelity Advisor Global Equity Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	15.32%
Past 5 years	12.49%
Past 10 years	8.22%
Fidelity Advisor Global Equity Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.96%
Past 5 years	11.50%
Past 10 years	7.23%
Fidelity Advisor Global Equity Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.30%
Past 5 years	9.91%
Past 10 years	6.49%
MS159
Average Annual Return:
Past 1 year	22.65%
Past 5 years	12.12%
Past 10 years	8.33%